12. FAIR VALUE MEASUREMENTS (Details 1) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2017		Dec. 31, 2016
Warrant G Member
Volatility (1)	62.90%	[1]	63.60%
Expected term (years)	9 months 29 days		1 year 29 days
Risk free interest rate	990.00%		0.879%
Common stock price	$ 4.25		$ 6.00
Exercise price	$ 4.61		$ 5.00
Warrant H Member
Volatility (1)	81.00%	[1]	79.10%
Expected term (years)	1 year 9 months 29 days		2 years 29 days
Risk free interest rate	1.23%		1.223%
Common stock price	$ 4.25		$ 6.00
Exercise price	$ 4.61		$ 6.00
Warrant I Member
Volatility (1)	73.00%	[1]	70.80%
Expected term (years)	2 years 9 months 29 days		3 years 29 days
Risk free interest rate	1.462%		1.489%
Common stock price	$ 4.25		$ 6.00
Exercise price	$ 4.61		$ 7.00
Warrant J Member
Volatility (1)			65.80%
Expected term (years)			4 years
Risk free interest rate			1.699%
Common stock price			$ 6.00
Exercise price			$ 0.02
Warrant K Member
Volatility (1)			65.80%
Expected term (years)			4 years
Risk free interest rate			1.699%
Common stock price			$ 6.00
Exercise price			$ 0.02

[1]	Level 3 input.